Consolidated statement of other comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
(Loss)/profit for the year		R (37,430)	R 18,980	R 33,796
Other comprehensive income, net of tax		4,648	2,369	4,635
Foreign currency translation adjustments	[1]	5,232	3,840	3,807
Fair value adjustment on other investments	[2]	(582)	(1,467)	828
Re-measurement of defined benefit plan	[2]	(2)	(4)	0
Total comprehensive income		(32,782)	21,349	38,431
Attributable to:
Owners of Sibanye-Stillwater		(33,184)	20,671	37,698
Non-controlling interests		R 402	R 678	R 733

[1]	These gains and losses will be reclassified to profit or loss in accordance with the accounting policy in note 1.4
[2]	These gains and losses will never be reclassified to profit or loss